FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
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                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended        September 30, 2012

                Check here if Amendment:  [ ]; Amendment Number:
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                                This Amendment:
                             [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           Loews MIP, Inc.
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Address:                 667 Madison Avenue    New York     New York     10065
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                               (Street)        (City)        (State)     (Zip)

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ed Unneland
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Title:      Treasurer
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Phone:      212-521-2663
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Signature, Place, and Date of Signing:

/s/ Ed Unneland
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(Signature)

Place:      667 Madison Avenue    New York     New York     10065
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                  (Street)        (City)        (State)     (Zip)

Date:       November 13, 2012
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      Report Type:

[ ]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

Form 13F File Number                   Name

      28-217                      Loews Corporation


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                            FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:  NONE.

Form 13F Information Table Entry Total:  NONE.

Form 13F Information Table Value Total:  NONE.

List of Other Included Managers:  NONE.


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